Cover	Oct. 02, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 02, 2025
Entity Registrant Name	ANGEL OAK FINANCIAL STRATEGIES INCOME TERM TRUST
Entity Central Index Key	0001745059
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	811-23358
Entity Tax Identification Number	83-1328557
Entity Address, Address Line One	3344 Peachtree Road NE
Entity Address, Address Line Two	Suite 1725
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	404
Local Phone Number	953-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	FINS
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE